Share-based awards	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Share-based awards	Share-based awards
Share Options

    On July 21, 2008, the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any Director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive Director retained by the Company or any Subsidiary for the purchase of ordinary shares.

    On February 14, 2017, both the 2008 Employee Plan and the 2008 Consultants Plan (together the “2008 Option Plans”) were amended and restated in order to increase the number of options that can be issued under the 2008 Consultants Plan from 0.4 million to 1.0 million and to extend the date for options to be granted under the 2008 Option Plans.

    An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 1.0 million shares applies. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 0.4 million ordinary shares. There is no individual limit under the 2008 Consultants Plan. No options may be granted under the 2008 Option Plans after February 14, 2027.

    Each option granted under the 2008 Option Plans will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

    On January 17, 2003, the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board could grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares. An aggregate of 6.0 million ordinary shares were reserved under the 2003 Share Option Plan; and, in no event could the number of ordinary shares issued pursuant to options awarded under this plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determined otherwise. Further, the maximum number of ordinary shares with respect to which options could be granted under the 2003 Share Option Plan during any calendar year to any employee was 0.4 million ordinary shares. The 2003 Share Option Plan expired on January 17, 2013. No new options may be granted under this plan.

    Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant. Prior to 2018, share options typically vest over a period of five years from date of grant and expire eight years from date of grant. Share options granted to non-executive directors during 2018 vest over 12 months and expire eight years from the date of grant. The maximum contractual term of options outstanding at September 30, 2020 is eight years.

    The following table summarizes option activity for the nine months ended September 30, 2020:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	656,107	$87.80	$26.60	4.76
Granted	107,737	$159.83	$42.43
Exercised	(181,144)	$68.10	$20.95
Canceled/expired	(11,644)	$84.27	$25.56

Outstanding at September 30, 2020	571,056	$107.71	$31.40	5.06

Exercisable at September 30, 2020	237,118	$82.42	$24.65	3.79

    The Company has outstanding options with fair values ranging from $11.58 to $46.72 per option or a weighted average fair value of $22.73 per option. The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at September 30, 2020 was 237,118. Fully vested share options at September 30, 2020 have an average remaining contractual term of 3.79 years, an average exercise price of $82.42 and a total intrinsic value of $25.8 million. The total intrinsic value of options exercised during the nine months ended September 30, 2020 was $19.7 million (September 30, 2019: $24.9 million).
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2020:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2019	358,030	$103.68	$31.28

Granted	107,737	$159.83	$42.43
Vested	(124,605)	$92.25	$27.51
Forfeited	(7,224)	$122.18	$35.25

Non-vested outstanding at September 30, 2020	333,938	$125.66	$36.20

Fair value of Stock Options Assumptions

    The weighted average fair value of options granted during the nine months ended September 30, 2020 and September 30, 2019 was calculated using the Black-Scholes option pricing model. The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2020	September 30, 2019
Weighted average grant date fair value	$42.43	$43.43
Assumptions:
Expected volatility	30%	30%
Dividend yield	—%	—%
Risk-free interest rate	0.57%	2.55%
Expected life	5 years	5 years

    Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

    On April 23, 2013, the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the “2013 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015, the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Accordingly, an aggregate of 4.1 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company.

    On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or non-executive Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to non-executive directors during 2019 and 2020 vest over twelve months.
    The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the nine months ended September 30, 2020:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value	RSU Weighted Average Remaining Contractual Life
Outstanding at December 31, 2019	175,989	$110.79	1.04	389,900	$119.07	1.43

Granted	57,184	$165.30		126,998	$165.43
Shares vested	(63,516)	$83.92		(144,170)	$98.34
Forfeited	(3,702)	$136.16		(30,112)	$131.38

Outstanding at September 30, 2020	165,955	$137.56	1.39	342,616	$143.87	1.61

    The fair value of PSUs vested for the nine months ended September 30, 2020 totaled $5.3 million (full year 2019: $16.5 million).

    The fair value of RSUs vested for the nine months ended September 30, 2020 totaled $14.2 million (full year 2019: $8.5 million).

    The PSUs vest based on service and specified EPS targets over the periods 2018 – 2020, 2019 – 2021 and 2020 – 2022. Depending on the amount of EPS from 2018 to 2022, up to an additional 77,027 PSUs may also be granted.

Non-cash stock compensation expense

    Non-cash stock compensation expense for the three and nine months ended September 30, 2020 and September 30, 2019 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Direct costs	$2,284	$4,535	$6,472	$11,607
Selling, general and administrative	4,687	3,696	13,685	9,458

	$6,971	$8,231	$20,157	$21,065

Total non-cash stock compensation expense not yet recognized at September 30, 2020 amounted to $52.7 million. The weighted average period over which this is expected to be recognized is 2.25 years.